UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23165

cion ares diversified credit fund

(Exact name of registrant as specified in charter)

3 Park Avenue, 36th Floor

New York, NY 10016

(Address of principal executive offices) (zip code)

  Eric A. Pinero

3 Park Avenue, 36th Floor

New York, NY 10016

  (Name and address of agent for service)

  Copy to:

  Michael A. Reisner

Mark Gatto

CION Ares Management, LLC

3 Park Avenue, 36th Floor

New York, NY 10016

  Richard Horowitz, Esq.

Matthew K. Kerfoot, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record.

CION Ares Diversified Credit Fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2020 through June 30, 2021.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date:	August 27, 2021